Stock-based compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognised stock compensation on account of unvested options	$ 23.6	$ 10.9
Unrecognised stock compensation on account of unvested options remaining period over which the compensation is to be recognised	3 years 2 months 12 days	2 years 4 months 24 days
weighted average grant-date fair value		$ 1.30
Share based compenation by share based payment arrangement number of options granted		1,200,954
Common Stock [Member] | 2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement number of shares authorised for issuance		8,407,405
Stock reserved for future issuance		773,652
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
fair value of restricted common stock		$ 7.0	$ 1.2
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
weighted average grant-date fair value		$ 4.46	$ 3.59
No of stock option exercised		$ 0.1	$ 0.0
No of Instrinic stock option exercised		$ 0.1	$ 0.0
Service Based Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compenation by share based payment arrangement number of options granted		0	394,213